Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 29, 2019	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Finite-Lived Intangible Assets [Line Items]
Goodwill		$ 349.7	$ 349.7
Amortization or impairment of acquisition-related intangibles		14.5	15.6	$ 7.2
Lease asset and liability additions		28.3	0.0	0.0
Wolfspeed Segment
Finite-Lived Intangible Assets [Line Items]
Goodwill		349.7	349.7
Inventory related to future Wafer Supply Agreement
Finite-Lived Intangible Assets [Line Items]
Goodwill		180.3	180.3
Accounting Standards Update 2016-02
Finite-Lived Intangible Assets [Line Items]
Lease asset and liability additions	$ 0.9
Patent and licensing rights
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets		5.9	5.7	4.8
Investments in intangible assets		4.4	3.3	2.5
Impairment charges related to patent portfolio		$ 1.2	$ 0.6	$ 0.5